BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International V.I. Fund

( the “Fund”)

Supplement dated December 7, 2012

to the Statement of Additional Information dated May 1, 2012, as amended October 5, 2012

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” is supplemented as follows:

BlackRock International V.I. Fund
Investment in Other Investment Companies	X
Exchange Traded Funds	X

Shareholders should retain this Supplement for future reference.

SAI-VARIVI-1212SUP